PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 45,458	$ 36,746	$ 160,068	$ 136,322